EARNINGS PER SHARE (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Numerator (basic) - Net income for the year	$ 849	$ 1,680
Denominator - Number of shares (in millions):
Weighted average number of shares outstanding - basic (in shares)	523,000,000	505,000,000
Effect of dilutive securities (in millions):
Employee stock options and restricted share units (in shares)	1,000,000	1,000,000
Weighted average number of shares outstanding - diluted (in shares)	524,000,000	506,000,000
Earnings per share:
Basic (in dollars per share)	$ 1.62	$ 3.33
Diluted (in dollars per share)	$ 1.62	$ 3.32
Dilutive effect of securities on earnings per share	$ 2	$ 2
Share options
Earnings per share:
Number of potential ordinary shares that are antidilutive in period presented	8,742,224	7,806,315